INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Investments [Abstract]
Disclosure Of Investment Held For Trading At Fair Value Throught Profit Or Loss [Table Text Block]	Investment at fair value through profit or loss consist of the following:

	2018	2017
	S/(000)	S/(000)

Government treasury bonds	1,318,311	1,174,613
Participation in RAL Fund (i)	445,039	–
Restricted mutual funds (ii)	407,350	–
Investment funds	323,455	–
Participation in mutual funds	310,265	52,380
Multilateral organization bonds	223,777	260,342
Corporate and leasing bonds	160,006	205,819
Listed shares	101,068	122,398
Subordinated bonds	94,413	27,789
Hedge funds	44,335	–
Negotiable certificates of deposit	29,496	74,086
Certificates of deposit BCRP	–	2,102,331
Others	50,061	1,053
Balance before accrued interest	3,507,576	4,020,811
Accrued interest	4,869	3,926
Total	3,512,445	4,024,737

Disclosure of detailed information about investment at fair value through profit or loss and available for sale investments [text block]	Investments at fair value through other comprehensive income consist of the following:

	2018
		Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate, leasing and subordinated bonds (i)	8,478,834	212,549	(185,603)	8,505,780
Certificates of deposit BCRP (ii)	9,833,776	189	(4,381)	9,829,584
Government treasury bonds (iii)	4,977,422	260,939	(47,613)	5,190,748
Securitization instruments (iv)	505,976	22,492	(9,980)	518,488
Negotiable certificates of deposit	280,828	2,981	(250)	283,559
Others	3,384	–	–	3,384
	24,080,220	499,150	(247,827)	24,331,543
Equity instruments designated at the initial recognition

Shares issued by:
Alicorp S.A.A.	12,198	218,994	–	231,192
Inversiones Centenario	112,647	236,063	–	348,710
Bolsa de Valores de Lima	19,698	9,363	–	29,061
Bolsa de Comercio de Santiago	8,808	5,360	–	14,168
Compañía Universal Textil S.A.	9,597	248	(3,397)	6,448
Bolsa de Valores de Colombia	4,585	–	(211)	4,374
Others	12,099	3,418	–	15,517
	179,632	473,446	(3,608)	649,470

Balance before accrued interest	24,259,852	972,596	(251,435)	24,981,013
Accrued interest				214,822
Total				25,195,835

Investments available-for-sale consist of the following:

	2017
		Unrealized gross amount
	Amortized cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)

Corporate, leasing and subordinated bonds (i)	7,919,202	460,826	(22,838)	8,357,190
Certificates of deposit BCRP (ii)	7,906,747	16,960	–	7,923,707
Government treasury bonds (iii)	4,308,507	336,561	(4,520)	4,640,548
Participation in RAL Fund (iv)	527,405	–	–	527,405
Securitization instruments (v)	478,921	35,747	(6,565)	508,103
Restricted mutual funds (vi)	186,407	230,289	–	416,696
Participation in mutual funds	398,308	11,458	(200)	409,566
Negotiable certificates of deposit	285,493	5,036	(346)	290,183
Multilateral organization bonds	165,830	13,897	(224)	179,503
Certificates of Central Bank of Bolivia (vii)	94,692	33	–	94,725
Investment funds	34,703	25,013	(95)	59,621
Collateralized mortgage obligation	17,116	7,048	(6)	24,158
Commercial paper	5,185	–	–	5,185
Hedge funds	48	1,014	–	1,062
U.S. Federal agency bonds	799	80	–	879
	22,329,363	1,143,962	(34,794)	23,438,531

Shares -
Listed (viii)	254,931	496,737	(1,937)	749,731
Non-listed	14,770	1,093	–	15,863
	269,701	497,830	(1,937)	765,594
Balance before accrued interest	22,599,064	1,641,792	(36,731)	24,204,125
Accrued interest				219,766
Total				24,423,891

Disclosure of detailed information about maturities and annual market rates of available for sale investments [text block]

	Maturities	Annual effective interest rate
		S/		US$		Other currencies
		Min	Max	Min	Max	Min	Max
		%	%	%	%	%	%
Corporate, leasing and subordinated bonds	Jan-2019 / Feb-2065	1.49	11.90	1.16	11.39	0.94	8.39
Certificates of deposit BCRP	Jan-2019 / Jun-2020	2.59	3.04	–	–	–	–
Government treasury bonds	Jan-2019 / Feb-2055	2.37	6.50	1.22	7.07	0.60	0.60
Securitization instruments	Jun-2019 / Sep-2045	3.40	14.81	4.56	6.85	1.68	6.00
Negotiable certificates of deposits	Jan-2019 / Dec-2026	4.54	4.54	–	–	1.40	4.98

The maturities and annual market rates of investments at fair value through other comprehensive income during 2017 were as follows:

	Maturities	Annual effective interest rate
		S/		US$		Other currencies
		Min	Max	Min	Max	Min	Max
		%	%	%	%	%	%
Corporate, leasing and subordinated bonds	Jan-2018 / Feb-2065	1.37	9.20	0.24	7.55	0.17	7.83
Certificates of deposit BCRP	Jan-2018 / Apr-2019	3.08	3.17	–	–	–	–
Government treasury bonds	Feb-2018 / Feb-2055	1.32	6.25	1.27	6.25	–	–
Securitization instruments	Jan-2018 / Sep-2045	4.09	11.75	3.06	6.16	1.68	6.00
Certificates deposits of Central Bank of Bolivia	Jan-2018 / Sep-2018	–	–	–	–	0.50	1.15
Negotiable certificates of deposits	Jan-2018 / Mar-2033	0.49	4.33	–	–	1.18	4.90
Multilateral organization bonds	Mar-2018 / Feb-2044	2.13	7.04	1.83	2.44	–	–
Collateralized mortgage obligations	Aug-2020 / Dec-2036	–	–	2.23	9.40	–	–
U.S. Federal agency bonds	Aug-2035	–	–	1.66	1.66	–	–

Disclosure of detailed information about government treasury bonds [Text Block]	At December 31, 2018, the balance includes the following Government Treasury Bonds:

2018
S/(000)
Peruvian sovereign bonds	4,706,121
Colombian sovereign bonds	137,936
Chilean sovereign bonds	119,517
Bolivian sovereign bonds	90,370
Others	136,804
Total	5,190,748

At December 31, 2017, the balance includes the following Government Treasury Bonds:

2017
S/(000)
Peruvian sovereign bonds	4,364,172
Bolivian sovereign bonds	106,461
Colombian sovereign bonds	58,381
U.S. Federal agency bonds	55,875
Others	55,659
Total	4,640,548

Disclosure of detailed information about securitization instruments [Text Block]	At December 31, 2018, the balance of securitization instruments includes the following:

2018
S/(000)
Inmuebles Panamericana	153,953
Abengoa Transmisión del Norte	80,948
Industrias de Aceite S.A.	48,231
Homecenters Peruanos S.A.	32,520
Others	202,836
Total	518,488

At December 31, 2017, the balance of securitization instruments includes the following:

2017
S/(000)
Inmuebles Panamericana	156,186
Abengoa Transmisión del Norte	82,492
Concesionaria La Chira S.A.	30,182
Hunt Oil Company	23,244
Others	215,999
Total	508,103

Disclosure of detailed information about held to maturity investments [text block]	Amortized cost investments consist of the following:

	2018
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,166,639	3,168,202
Foreign government bonds	347,749	347,427
Peruvian treasury bonds	215,751	215,769
Corporate bonds	220,203	217,993
Certificates of payment on work progress (CRPAO) (*)	117,139	117,175
	4,067,481	4,066,566
Accrued interest	87,357	87,357
Total investments at amortized cost	4,154,838	4,153,923

(*)
At December 31, there are 185 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2019 and April 2026, accruing interest at an annual effective rate between 4.72 percent and 6.02 percent.

e)	Held-to-maturity investments consist of the following:

	2017
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian sovereign bonds	3,378,046	3,700,535
Foreign government bonds	352,205	355,438
Peruvian treasury bonds	217,187	221,799
Corporate bonds	246,284	254,131
Certificates of payment on work progress (CRPAO) (*)	129,443	134,238
	4,323,165	4,666,141
Accrued interest	90,208	90,208
Total investments held to maturity	4,413,373	4,756,349

(*)
At December 31, 2017, there are, 217 certificates of Annual Recognition of Payment for Work Progress (CRPAO from Spanish acronym), respectively, issued by the Peruvian Government to finance projects and concessions. Said issuance is a mechanism established in the concession agreement signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment has maturities between January 2018 and April 2026, accruing interest at an annual effective rate between 3.90 percent and 5.38 percent.

f)	T he table below shows the balance of investments, by maturity groupings, before accrued interest :

	2018
		At fair value
	At fair value	through other
	through profit	comprehensive	Amortized
	or loss	income	cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	318,648	4,280,152	371,498
From 3 months to 1 year	186,358	5,842,026	208,737
From 1 to 3 years	485,333	2,145,494	1,094,642
From 3 to 5 years	152,083	1,722,051	272,963
More than 5 years	703,476	10,341,820	2,119,641
Without maturity	1,661,678	649,470	–
Total	3,507,576	24,981,013	4,067,481

	2017
	At fair value
	through profit	Available	Held to
	or loss	for sale	maturity
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,476,174	4,987,080	334,791
From 3 months to 1 year	1,096,855	3,785,935	68,690
From 1 to 3 years	516,919	2,407,141	1,625,856
From 3 to 5 years	180,739	1,516,653	110,746
More than 5 years	574,293	9,327,327	2,183,082
Without maturity	175,831	2,179,989	–
Total	4,020,811	24,204,125	4,323,165